Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income [Line Items]
Share-based compensation expense – General and administrative	$ 7,136	$ 2,505	$ 393
Total share-based expense	5,105	4,159	2,061
Share-based compensation expense [Member]
Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income [Line Items]
Share-based compensation expense – Research and development	1,592	1,969	1,804
Share-based compensation expense – General and administrative	3,513	1,849	257
Share-based compensation expense – Finance expenses		$ 341